Investments Accounted for Using the Equity Method - Summary of Financial Information of Significant Equity Accounted Investments (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of significant investments in associates and joint ventures [line items]
Carrying amount of investments accounted for using the equity method	$ 4,107	$ 1,662	$ 1,620
Fair value change on forward exchange derivatives	58	(84)	(135)
Profit/(loss) from equity accounted investments, related impairments and expenses	153	(2,656)	594
Dividends received from equity accounted investments	375
Vicuna Corp [Member]
Disclosure of significant investments in associates and joint ventures [line items]
Current assets	54
Non-current assets	4,570
Current liabilities	(61)
Non-current liabilities	(3)
Net assets/(liabilities) – 100%	4,560
Net assets/(liabilities) – Group share	2,280
Adjustments to net assets related to accounting policy adjustments	76
Carrying amount of investments accounted for using the equity method	2,356
Profit/(loss) – 100%	2
Share of profit/(loss) of equity accounted investments	1
Profit/(loss) from equity accounted investments, related impairments and expenses	1
Comprehensive income – 100%	2
Share of comprehensive income/(loss) – Group share in equity accounted investments	1
Compania Minera Antamina S.A. [member]
Disclosure of significant investments in associates and joint ventures [line items]
Current assets	1,773	1,699
Non-current assets	6,944	6,325
Current liabilities	(970)	(987)
Non-current liabilities	(2,599)	(2,389)
Net assets/(liabilities) – 100%	5,148	4,648
Net assets/(liabilities) – Group share	1,737	1,569
Adjustments to net assets related to accounting policy adjustments	(76)	(71)
Carrying amount of investments accounted for using the equity method	1,661	1,498
Revenue – 100%	4,627	4,381	4,350
Profit/(loss) – 100%	1,609	1,353	1,571
Share of profit/(loss) of equity accounted investments	543	457	530
Adjustments to share of profit/(loss) related to accounting policy adjustments	(5)	8	(79)
Profit/(loss) from equity accounted investments, related impairments and expenses	538	465	451
Comprehensive income – 100%	1,609	1,353	1,571
Share of comprehensive income/(loss) – Group share in equity accounted investments	538	465	451
Dividends received from equity accounted investments	375	397	327
Individually immaterial, associates [member]
Disclosure of significant investments in associates and joint ventures [line items]
Carrying amount of investments accounted for using the equity method	90	164
Profit/(loss) from equity accounted investments, related impairments and expenses	(141)	(89)	(72)
Share of comprehensive income/(loss) – Group share in equity accounted investments	(141)	(89)	(72)
Dividends received from equity accounted investments			1
Samarco Mineracao S.A. [member]
Disclosure of significant investments in associates and joint ventures [line items]
Current assets	877	564
Non-current assets	6,485	7,214
Current liabilities	(6,180)	(3,266)
Non-current liabilities	(20,404)	(23,211)
Net assets/(liabilities) – 100%	(19,222)	(18,699)
Net assets/(liabilities) – Group share	(9,611)	(9,349)
Investment in Samarco	516	516
Impairment of the carrying value of the investment in Samarco	(1,041)	(1,041)
Recognised additional share of losses, net of capital contributions	7,254	7,891
Unrecognised losses	2,882	1,983
Revenue – 100%	1,598	1,553	1,554
Profit/(loss) – 100%	(4,032)	(6,726)	(3,018)
Share of profit/(loss) of equity accounted investments	(2,016)	(3,363)	(1,509)
Adjustments to share of profit/(loss) related to accounting policy adjustments		(6)	23
Additional share of Samarco losses	458	506	452
Fair value change on forward exchange derivatives	414	(199)	471
Movement in unrecognised losses	899	30	778
Profit/(loss) from equity accounted investments, related impairments and expenses	(245)	(3,032)	215
Comprehensive income – 100%	(4,032)	(6,726)	(3,018)
Share of comprehensive income/(loss) – Group share in equity accounted investments	(245)	(3,032)	215
Investments accounted for using equity method [member]
Disclosure of significant investments in associates and joint ventures [line items]
Carrying amount of investments accounted for using the equity method	4,107	1,662
Profit/(loss) from equity accounted investments, related impairments and expenses	153	(2,656)	594
Share of comprehensive income/(loss) – Group share in equity accounted investments	153	(2,656)	594
Dividends received from equity accounted investments	$ 375	$ 397	$ 328